Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (448)	$ 443	$ 279
Net actuarial gains (losses) on plan assets	342	(723)	(150)
Changes in asset ceiling excluding interest income	(1)	2
Net remeasurement gains (losses) recognized in OCI	(107)	(278)	129
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(23)	36	15
Net remeasurement gains (losses) recognized in OCI	$ (23)	$ 36	$ 15